Regulatory Requirements (Tables)	6 Months Ended
Sep. 30, 2023
Regulatory Requirements [Abstract]
Schedule of Capital Requirements	Capital requirements as of September 30, 2023
	Minimum
	Regulatory	Capital	Excess	Percent of
	Capital	Levels	Net	Requirement
	Requirements	Maintained	Capital	Maintained
Zhong Yang Securities Limited	$383,103	$9,276,702	$8,893,599	2,421%
Zhong Yang Capital Limited	383103	656,255	273,152	171%
Total	$766,206	$9,932,957	$9,166,751	1,296%
	Minimum
	Regulatory	Capital	Excess	Percent of
	Capital	Levels	Net	Requirement
	Requirements	Maintained	Capital	Maintained
Zhong Yang Securities Limited	$382,170	$4,790,634	$4,408,464	1,254%
Zhong Yang Capital Limited	382,170	642,556	260,386	168%
Total	$764,340	$5,433,190	$4,668,850	711%